united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 90.32%
APPAREL - 0.59%
Iconix Brand Group, Inc.	$ 8,000,000	1.5000	3/15/2018	$ 4,030,000

AUTO MANUFACTURERS - 2.93%
General Motors Co. - Societe Generale SA Synthetic	6,500,000	0.0000	11/16/2021	6,154,200
General Motors Co. - Societe Generale SA Synthetic	14,500,000	0.0000	11/16/2021	13,728,600
				19,882,800
BIOTECHNOLOGY - 6.10%
Ani Pharmaceuticals, Inc.	21,000,000	3.0000	12/1/2019	18,046,875
Emergent Biosolutions, Inc.	12,000,000	2.8750	1/15/2021	15,660,000
United Therapeutics Corp.	3,000,000	1.0000	9/15/2016	7,726,875
				41,433,750
CHEMICALS - 1.50%
Aceto Corp. - 144A	11,000,000	2.0000	11/1/2020	10,216,250

COMMERCIAL SERVICES - 0.81%
Carriage Services, Inc.	695,000	2.7500	3/15/2021	777,097
Huron Consulting Group, Inc.	5,000,000	1.2500	10/1/2019	4,743,750
				5,520,847
COMPUTERS - 8.17%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	7,605,500
Brocade Communications Systems, Inc.	10,000,000	1.3750	1/1/2020	9,325,000
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	17,148,750
Intel Corp. - Wells Fargo & Co. Synthetic	10,000,000	0.0000	6/5/2020	11,131,000
SanDisk Corp.	10,000,000	0.5000	10/15/2020	10,325,000
				55,535,250
DIVERSIFIED FINANCIAL SERVICES - 1.27%
BGC Partners, Inc.	3,000,000	4.5000	7/15/2016	3,146,250
Encore Capital Group, Inc.	6,500,000	2.8750	3/15/2021	3,936,563
PRA Group, Inc.	2,000,000	3.0000	8/1/2020	1,571,250
				8,654,063
ELECTRICAL COMPONENTS & EQUIPMENT - 0.12%
SunPower Corp.	1,000,000	0.8750	6/1/2021	800,000

ELECTRONICS - 2.62%
TTM Technologies, Inc.	22,000,000	1.7500	12/15/2020	17,833,750

ENERGY-ALTERNATE SOURCES - 1.30%
Renewable Energy Group, Inc.	13,000,000	2.7500	6/15/2019	8,864,375

ENGINEERING & CONSTRUCTION - 0.15%
Dycom Industries, Inc. - 144A	1,000,000	0.7500	9/15/2021	984,375

FOREST PRODUCTS & PAPER - 1.34%
International Paper Co. - Wells Fargo & Co. Synthetic	10,000,000	0.0000	6/10/2020	9,081,000

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HEALTHCARE-PRODUCTS - 1.52%
Trinity Biotech Investment, Ltd. - 144A	$ 12,000,000	4.0000	4/1/2045	$ 10,335,000

HOLDING COMPANIES-DIVERSIFIED - 2.64%
RWT Holdings, Inc.	20,000,000	5.6250	11/15/2019	17,975,000

HOME BUILDERS - 9.74%
KB Home	10,000,000	1.3750	2/1/2019	8,700,000
LGI Homes, Inc. - 144A	21,000,000	4.2500	11/15/2019	24,661,875
M/I Homes, Inc.	14,500,000	3.0000	3/1/2018	13,503,125
Meritage Homes Corp.	11,000,000	1.8750	9/15/2032	10,670,000
Toll Brothers Finance Corp.	9,000,000	0.5000	9/15/2032	8,679,375
				66,214,375
INSURANCE - 0.13%
HCI Group, Inc.	1,000,000	3.8750	3/15/2019	862,500

INTERNET - 5.48%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,203,880
Google, Inc. - UBS AG Synthetic	12,000,000	0.0000	2/15/2021	12,732,000
J2 Global, Inc.	5,000,000	3.2500	6/15/2029	6,075,000
LinkedIn Corp.	15,000,000	0.5000	11/1/2019	15,271,875
Yahoo!, Inc.	1,000,000	0.0000	12/1/2018	969,375
				37,252,130
INVESTMENT COMPANIES - 1.65%
Ares Capital Corp.	1,000,000	4.3750	1/15/2019	998,125
BlackRock Capital Investment Corp	1,000,000	5.5000	2/15/2018	1,029,375
KCAP Financial, Inc.	1,000,000	8.7500	3/15/2016	1,003,750
New Mountain Finance Corp.	4,000,000	5.0000	6/15/2019	3,837,500
Prospect Capital Corp.	4,000,000	4.7500	4/15/2020	3,375,000
TCP Capital Corp.	1,000,000	5.2500	12/15/2019	977,500
				11,221,250
MACHINERY - DIVERSIFIED - 0.12%
Chart Industries, Inc.	1,000,000	2.0000	8/1/2018	826,250

MISCELLANEOUS MANUFACTURING - 3.20%
General Electric Co. - Barclays Bank PLC Synthetic	20,500,000	0.0000	8/18/2021	21,779,200

OIL & GAS SERVICES - 2.40%
Helix Energy Solutions Group, Inc.	8,000,000	3.2500	3/15/2032	5,480,000
Newpark Resources, Inc.	5,300,000	4.0000	10/1/2017	4,640,812
SEACOR Holdings, Inc.	10,000,000	3.0000	11/15/2028	6,225,000
				16,345,812
PHARMACEUTICALS - 5.58%
Impax Laboratories, Inc. - 144A	20,000,000	2.0000	6/15/2022	18,662,500
Jazz Investments, Ltd.	19,000,000	1.8750	8/15/2021	19,282,720
				37,945,220
REAL ESTATE - 1.24%
Forestar Group, Inc.	11,000,000	3.7500	3/1/2020	8,435,625

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

REIT - 10.19%
Apollo Commercial Real Estate Finance, Inc.	$ 11,000,000	5.5000	3/15/2019	$ 10,924,430
Blackstone Mortgage Trust, Inc.	12,000,000	5.2500	12/1/2018	11,872,500
Colony Capital, Inc.	17,000,000	3.8750	1/15/2021	14,949,375
PennyMac Corp.	13,000,000	5.3750	5/1/2020	12,025,000
Resource Capital Corp.	4,000,000	6.0000	12/1/2018	3,690,000
Resource Capital Corp.	17,000,000	8.0000	1/15/2020	15,810,000
				69,271,305
RETAIL - 1.19%
Restoration Hardware Holdings, Inc. - 144A	1,500,000	0.0000	6/15/2019	1,286,250
Vitamin Shoppe, Inc. - 144A	7,000,000	2.2500	12/1/2020	6,803,125
				8,089,375
SEMICONDUCTORS - 3.32%
Inphi Corp. - 144A	3,000,000	1.1250	12/1/2020	2,904,375
Integrated Device Technology, Inc. - 144A	1,000,000	0.8750	11/15/2022	1,006,250
ON Semiconductor Corp. - 144A	21,000,000	1.0000	12/1/2020	18,637,500
				22,548,125
SOFTWARE - 3.85%
Akamai Technologies, Inc.	2,000,000	0.0000	2/15/2019	1,873,760
Synchronoss Technologies, Inc.	12,000,000	0.7500	8/15/2019	11,467,500
Verint Systems, Inc.	14,000,000	1.5000	6/1/2021	12,845,000
				26,186,260
TELECOMMUNICATIONS - 4.44%
CalAmp Corp. - 144A	20,000,000	1.6250	5/15/2020	18,312,500
Finisar Corp.	13,000,000	0.5000	12/15/2033	11,903,125
				30,215,625
TRANSPORTATION - 6.57%
Atlas Air Worldwide Holdings	24,000,000	2.2500	6/1/2022	18,630,000
Echo Global Logistics, Inc.	22,000,000	2.5000	5/1/2020	19,085,000
Hornbeck Offshore Services, Inc.	13,000,000	1.5000	9/1/2019	6,963,125
				44,678,125
RETAIL - 0.16%
Greenbrier Cos., Inc.	1,000,000	3.5000	4/1/2018	1,048,125

TOTAL CONVERTIBLE BONDS				614,065,762
(Cost - $668,176,462)

U.S. TREASURY OBLIGATIONS - 5.89%
United States Treasury Notes	15,000,000	0.6250	6/30/2017	14,983,005
United States Treasury Notes	5,000,000	0.7500	2/28/2018	4,992,970
United States Treasury Notes	5,000,000	1.0000	6/30/2019	4,987,400
United States Treasury Notes	5,000,000	1.2500	1/31/2020	5,008,790
United States Treasury Notes	1,000,000	1.5000	5/31/2020	1,010,527
United States Treasury Notes	4,000,000	1.6250	6/30/2020	4,060,312
United States Treasury Notes	5,000,000	1.3750	10/31/2020	5,014,260
TOTAL U.S. TREASURY OBLIGATIONS				40,057,264
(Cost - $39,777,150)

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Shares	Interest Rate (%)	Market Value

SHORT-TERM INVESTMENTS - 3.21%
MONEY MARKET FUND - 3.21%
Milestone Treasury Obligations Portfolio - Institutional Class +	21,855,677	0.1700	$ 21,855,677
TOTAL SHORT-TERM INVESTMENTS
(Cost - $21,855,677)

TOTAL INVESTMENTS - 99.42%
(Cost - $729,809,289) (a)			$ 675,978,703
OTHER ASSETS LESS LIABILITIES - 0.58%			3,919,320
NET ASSETS - 100.00%			$ 679,898,023

+ Variable rate security. Interest rate is as of January 31, 2016.
REIT - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $724,743,555 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:			$ 25,880,324
	Unrealized Depreciation:		(74,645,176)
	Net Unrealized Depreciation:		$ (48,764,852)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 139.41%
APPAREL - 1.32%
Iconix Brand Group, Inc. *	$ 1,000,000	1.5000	3/15/2018	$ 503,750

AUTO MANUFACTURERS - 3.37%
General Motors Co. - Societe Generale SA Synthetic *	1,359,000	0.0000	11/16/2021	1,286,701

BANKS - 1.16%
Goldman Sachs Group, Inc. - Kansas City Southern Synthetic *	500,000	0.0000	2/16/2021	442,070

BIOTECHNOLOGY - 8.58%
ANI Pharmaceuticals, Inc. *	2,300,000	3.0000	12/1/2019	1,976,563
Emergent BioSolutions, Inc. *	1,000,000	2.8750	1/15/2021	1,305,000
				3,281,563
CHEMICALS - 4.86%
Aceto Corp. - 144A *	2,000,000	2.0000	11/1/2020	1,857,500

COMPUTERS - 7.61%
Brocade Communications Systems, Inc. *	1,500,000	1.3750	1/1/2020	1,398,750
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,513,125
				2,911,875
DIVERSIFIED FINIANCIAL SERVICES - 0.79%
Encore Capital Group, Inc. *	500,000	2.8750	3/15/2021	302,812

ELECTRONICS - 4.88%
TTM Technologies, Inc. *	2,300,000	1.7500	12/15/2020	1,864,438

ENERGY-ALTERNATE SOURCES - 1.25%
Renewable Energy Group, Inc. *	700,000	2.7500	6/15/2019	477,312

ENGINEERING & CONSTRUCTION - 1.29%
Dycom Industries, Inc. - 144A *	500,000	0.7500	9/15/2021	492,188

FOREST PRODUCTS & PAPER - 2.38%
International Paper Co. - Barclays Bank PLC Synthetic *	1,000,000	0.0000	7/23/2021	909,000

HEALTHCARE PRODUCTS - 4.05%
Trinity Biotech Investment, Ltd. - 144A *	1,800,000	4.0000	4/1/2045	1,550,250

HOLDING COMPANIES-DIVERSIFIED - 5.41%
RWT Holdings, Inc. *	2,300,000	5.6250	11/15/2019	2,067,125

HOME BUILDERS - 11.94%
CalAtlantic Group, Inc. *	500,000	0.2500	6/1/2019	440,938
LGI Homes, Inc. - 144A *	1,500,000	4.2500	11/15/2019	1,761,563
M/I Homes, Inc. *	1,500,000	3.0000	3/1/2018	1,396,875
Meritage Homes Corp. *	500,000	1.8750	9/15/2032	485,000
Toll Brothers Finance Corp. *	500,000	0.5000	9/15/2032	482,188
				4,566,564

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

INTERNET - 2.82%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic *	$ 500,000	0.0000	2/19/2021	$ 495,873
Google, Inc. - UBS AG Synthetic *	500,000	0.0000	2/15/2021	583,550
				1,079,423
INVESTMENT COMPANIES - 1.25%
New Mountain Finance Corp. *	500,000	5.0000	6/15/2019	479,688

MISCELLANEOUS MANUFACTURING - 6.67%
General Electric Co. - Barclays Bank PLC Synthetic *	2,400,000	0.0000	8/18/2021	2,549,760

OIL & GAS SERVICES - 0.81%
Seacor Holdings, Inc. *	500,000	3.0000	11/15/2028	311,250

PHARMACEUTICALS - 10.66%
Impax Laboratories, Inc. - 144A *	2,300,000	2.0000	6/15/2022	2,146,187
Jazz Investments, Ltd. *	1,900,000	1.8750	8/15/2021	1,928,272
				4,074,459
REITS - 20.45%
Apollo Commercial Real Estate *	1,800,000	5.5000	3/15/2019	1,787,634
Blackstone Mortgage Trust, Inc. *	1,200,000	5.2500	12/1/2018	1,187,250
Colony Financials, Inc. *	1,500,000	3.8750	1/15/2021	1,319,062
PennyMac Corp. *	1,500,000	5.3750	5/1/2020	1,387,500
Resource Capital Corp. *	2,300,000	8.0000	1/15/2020	2,139,000
				7,820,446
RETAIL - 2.39%
Restoration Hardware Holdings, Inc. - 144A *	500,000	0.0000	6/15/2019	428,750
Vitamin Shoppe, Inc. - 144A *	500,000	2.2500	12/1/2020	485,937
				914,687
SEMICONDUCTORS - 7.97%
Integrated Device Technology, Inc. - 144A *	1,000,000	0.8750	11/15/2022	1,006,250
ON Semiconductor Corp. - 144A *	2,300,000	1.0000	12/1/2020	2,041,250
				3,047,500
SOFTWARE - 9.05%
Synchronoss Technologies, Inc. *	1,700,000	0.7500	8/15/2019	1,624,562
Verint Systems, Inc. *	2,000,000	1.5000	6/1/2021	1,835,000
				3,459,562
TELECOMMUNICATIONS - 7.66%
CalAmp Corp. - 144A *	2,200,000	1.6250	5/15/2020	2,014,375
Finisar Corp. *	1,000,000	0.5000	12/15/2033	915,625
				2,930,000
TRANSPORTATION - 10.79%
Atlas Air Worldwide Holdings, Inc. *	2,400,000	2.2500	6/1/2022	1,863,000
Echo Global Logistics, Inc. *	2,300,000	2.5000	5/1/2020	1,995,250
Hornbeck Offshore Services, Inc. *	500,000	1.5000	9/1/2019	267,812
				4,126,062

TOTAL CONVERTIBLE BONDS				53,305,985
(Cost - $58,238,258)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

U.S. TREASURY OBLIGATIONS - 2.62%
United States Treasury Notes *	$ 500,000	0.6250	6/30/2017	$ 499,434
United States Treasury Notes *	500,000	1.3750	2/29/2020	503,125
TOTAL U.S. TREASURY OBLIGATIONS				1,002,559
(Cost - $998,975)

SHORT-TERM INVESTMENTS - 3.69%
MONEY MARKET FUND - 3.69%	Shares
Milestone Treasury Obligations Portfolio - Institutional Class +	1,409,313	0.1700		1,409,313
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,409,313)

TOTAL INVESTMENTS - 145.72%
(Cost - $60,646,546) (a)				$ 55,717,857
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.72) %				(17,480,866)
NET ASSETS - 100.00%				$ 38,236,991

* All or a portion of this security is seggregated as collateral for the Line of Credit as of January 31, 2016.
+ Variable rate security. Interest rate is as of January 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,517,386 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:				$ 1,097,146
Unrealized Depreciation:				(5,896,675)
	Net Unrealized Depreciation:			$ (4,799,529)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 46.20%
AUTO MANUFACTURERS - 2.15%
General Motors Co. - Societe Generale SA Synthetic	$ 1,000,000	0.0000	11/16/2021	$ 946,800

BIOTECHNOLOGY - 1.95%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	859,375

CHEMICALS - 1.47%
Aceto Corp. - 144A	700,000	2.0000	11/1/2020	650,125

COMPUTERS - 3.79%
Brocade Communications Systems, Inc.	700,000	1.3750	1/1/2020	652,750
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	504,375
SanDisk Corp.	500,000	0.5000	10/15/2020	516,250
				1,673,375
ELECTRONICS - 1.84%
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	810,625

FOREST PRODUCTS & PAPER - 1.65%
International Paper Co. - Wells Fargo & Co Synthetic	800,000	0.0000	6/10/2020	726,480

HEALTHCARE PRODUCTS - 1.17%
Trinity Biotech Investment, Ltd. - 144A	600,000	4.0000	4/1/2045	516,750

HOLDING COMPANIES-DIVERSIFIED - 1.63%
RWT Holdings, Inc.	800,000	5.6250	11/15/2019	719,000

HOME BUILDERS - 3.49%
LGI Homes, Inc. - 144A	600,000	4.2500	11/15/2019	704,625
M/I Homes, Inc.	900,000	3.0000	3/1/2018	838,125
				1,542,750
INTERNET - 2.38%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	400,000	0.0000	2/19/2021	440,776
LinkedIn Corp.	600,000	0.5000	11/1/2019	610,875
				1,051,651
MISCELLANEOUS MANUFACTURING - 2.65%
General Electric Co. - Barclays Bank PLC Synthetic	1,100,000	0.0000	8/18/2021	1,168,640

OIL & GAS SERVICES - 0.71%
Seacor Holdings, Inc.	500,000	3.0000	11/15/2028	311,250

PHARMACEUTICALS - 4.41%
Impax Laboratories, Inc. - 144A	1,000,000	2.0000	6/15/2022	933,125
Jazz Investments, Ltd.	1,000,000	1.8750	8/15/2021	1,014,880
				1,948,005

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

REITS - 5.72%
Apollo Commercial Real Estate	$ 700,000	5.5000	3/15/2019	$ 695,191
Colony Financials, Inc.	500,000	3.8750	1/15/2021	439,688
PennyMac Corp.	500,000	5.3750	5/1/2020	462,500
Resource Capital Corp.	1,000,000	8.0000	1/15/2020	930,000
				2,527,379
SEMICONDUCTORS - 2.01%
ON Semiconductor Corp. - 144A	1,000,000	1.0000	12/1/2020	887,500

SOFTWARE - 3.39%
Synchronoss Technologies, Inc.	800,000	0.7500	8/15/2019	764,500
Verint Systems, Inc.	800,000	1.5000	6/1/2021	734,000
				1,498,500
TELECOMMUNICATIONS - 2.07%
CalAmp Corp. - 144A	1,000,000	1.6250	5/15/2020	915,625

TRANSPORTATION - 3.72%
Atlas Air Worldwide Holdings, Inc.	1,000,000	2.2500	6/1/2022	776,250
Echo Global Logistics, Inc.	1,000,000	2.5000	5/1/2020	867,500
				1,643,750

TOTAL CONVERTIBLE BONDS				20,397,580
(Cost - $21,677,610)

CORPORATE BONDS & NOTES - 14.28%
CHEMICALS - 0.79%
Westlake Chemical Corp.	350,000	3.6000	7/15/2022	349,082

COMPUTERS - 0.77%
NetApp, Inc.	350,000	3.2500	12/15/2022	338,617

ELECTRONICS - 1.37%
Avnet, Inc.	350,000	4.8750	12/1/2022	366,189
Jabil Circuit, Inc.	250,000	4.7000	9/15/2022	239,688
				605,877
INVESTMENT COMPANIES - 1.59%
FS Investment Corp.	350,000	4.0000	7/15/2019	353,988
PennantPark Investment Co.	350,000	4.5000	10/1/2019	346,140
				700,128
IRON/STEEL - 0.77%
Carpenter Technology Corp.	350,000	4.4500	3/1/2023	339,819

MACHINERY-CONSTRUCTION & MINING - 0.65%
Joy Global, Inc.	400,000	5.1250	10/15/2021	286,424

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

MINING - 0.82%
Newmont Mining Corp.	$ 400,000	3.5000	3/15/2022	$ 360,934

MISCELLANEOUS MANUFACTURING - 0.81%
Trinity Industries, Inc.	400,000	4.5500	10/1/2024	358,216

OIL & GAS SERVICES - 1.34%
FMC Technologies, Inc.	400,000	3.4500	10/1/2022	351,511
Oceaneering International, Inc.	300,000	4.6500	11/15/2024	241,713
				593,224
RETAIL - 3.99%
Bed Bath & Beyond, Inc.	350,000	3.7490	8/1/2024	341,805
Coach, Inc.	350,000	4.2500	4/1/2025	337,011
Gap, Inc.	350,000	5.9500	4/12/2021	364,330
Kohl's Corp.	350,000	3.2500	2/1/2023	328,945
Staples, Inc.	400,000	4.3750	1/12/2023	392,138
				1,764,229
SEMICONDUCTORS - 0.80%
KLA-Tencor Corp.	350,000	4.6500	11/1/2024	355,147

TELECOMMUNICATIONS - 0.58%
Juniper Networks, Inc.	250,000	4.5000	3/15/2024	253,695

TOTAL CORPORATE BONDS & NOTES (Cost - $6,616,237)				6,305,392

U.S. TREASURY OBLIGATIONS - 36.51%
United States Treasury Notes	600,000	0.6250	12/31/2016	600,012
United States Treasury Notes	800,000	0.5000	1/31/2017	798,906
United States Treasury Notes	850,000	0.5000	2/28/2017	848,622
United States Treasury Notes	900,000	0.6250	6/30/2017	898,980
United States Treasury Notes	600,000	1.0000	12/15/2017	602,449
United States Treasury Notes	600,000	0.8750	1/15/2018	600,879
United States Treasury Notes	400,000	0.7500	2/28/2018	399,438
United States Treasury Notes	850,000	1.0000	3/15/2018	853,238
United States Treasury Notes	600,000	1.3750	12/31/2018	606,879
United States Treasury Notes	600,000	1.6250	12/31/2019	610,008
United States Treasury Notes	600,000	1.2500	1/31/2020	601,055
United States Treasury Notes	850,000	1.3750	2/29/2020	855,312
United States Treasury Notes	2,000,000	1.1250	4/30/2020	1,990,468
United States Treasury Notes	700,000	1.3750	8/31/2020	702,912
United States Treasury Notes	600,000	2.1250	12/31/2021	620,484
United States Treasury Notes	600,000	1.5000	1/31/2022	598,758
United States Treasury Notes	850,000	1.7500	2/28/2022	859,928
United States Treasury Notes	1,600,000	1.6250	11/15/2022	1,598,250
United States Treasury Notes	600,000	2.2500	11/15/2024	618,106
United States Treasury Notes	850,000	2.0000	2/15/2025	857,056
TOTAL U.S. TREASURY OBLIGATIONS				16,121,740
(Cost - $15,984,888)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
	Shares	Interest Rate (%)	Market Value

SHORT-TERM INVESTMENTS - 2.43%
MONEY MARKET FUND - 2.43%
Milestone Treasury Obligations Portfolio - Institutional Class +	1,073,680	0.1700	$ 1,073,680
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,073,680)

TOTAL INVESTMENTS - 99.42%
(Cost - $45,352,415) (a)			$ 43,898,392
OTHER ASSETS LESS LIABILITIES - 0.58%			257,161
NET ASSETS - 100.00%			$ 44,155,553

+ Variable rate security. Interest rate is as of January 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,377,299 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:			$ 538,748
	Unrealized Depreciation:		(2,017,655)
	Net Unrealized Depreciation:		$ (1,478,907)

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2016 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 614,065,762	$ -	$ 614,065,762
U.S. Treasury Obligations	-	40,057,264	-	40,057,264
Short-Term Investments	21,855,677	-	-	21,855,677
Total Investments in Securities	$ 21,855,677	$ 654,123,026	$ -	$ 675,978,703

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 53,305,985	$ -	$ 53,305,985
U.S. Treasury Obligations	-	1,002,559	-	1,002,559
Short-Term Investments	1,409,313	-	-	1,409,313
Total Investments in Securities	$ 1,409,313	$ 54,308,544	$ -	$ 55,717,857

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 20,397,580	$ -	$ 20,397,580
Corporate Bonds & Notes*	-	6,305,392	-	6,305,392
U.S. Treasury Obligations	-	16,121,740	-	16,121,740
Short-Term Investments	1,073,680	-	-	1,073,680
Total Investments in Securities	$ 1,073,680	$ 42,824,712	$ -	$ 43,898,392

*Please refer to the Schedule of Investments for industry classification.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 3/16/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 3/16/16